FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: 	March 31, 2005


Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):	[  ] is a restaurant.

					[  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		JHC Capital Management, LLC
Address:	8 Sound Shore Drive, Suite 215
		Greenwich, CT 06830

13F File Number:	n/a


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Megan Butler

Title:		Chief Operating Officer

Phone:		203-661-3574

Signature, Place, and Date of Signing:

Megan Butler	Greenwich, CT	May 10, 2005


Report Type (Check only One):

[X] 13F HOLDINGS REPORT

[  ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	______NONE__________


Form 13F Information Table Entry Total:	______65______________


Form 13F Information Table Value Total:	______$31,100__________
						           (thousands)






List of Other Included Managers:

Provide a numbered list of the name(s)
and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No	13F File Number	Name

NONE



	     Title	  								    Sole		of			Value				Investment 	   Voting
Name of Issuer	     Class	 Cusip    (thousands)	Shares	Discretion	 Authority

Cybersource			COM	23251J106	$1,880 	277,408 	Sole		  277,408

The SCO Group		COM	78403A106	 1,786 	506,097 	Sole		  506,097
Register.com		COM	75914g101	 1,400 	242,557 	Sole		  242,557
Jacada			COM	M6184R101	 1,038 	434,430 	Sole		  434,430
Arris Group			COM	04269Q100	   898	130,000 	Sole		  130,000
Valueclick Inc		COM	92045N102	   849 	 80,000 	Sole		   80,000
Stellent Inc		COM	85856W105	   848 	101,900 	Sole		  101,900
Scientific-Atlanta 	COM	808655104	   846 	 30,000 	Sole		   30,000
Internet Capital	 	COM	46059c205	   842 	120,000 	Sole		  120,000
Mobius Management		COM	606925105	   830 	126,783 	Sole		  126,783
Findwhat.com		COM	317794105	   829 	 80,000 	Sole		   80,000
The Ultimate Software	COM	90385D107	   799 	 50,000 	Sole		   50,000
Intevac Inc			COM	461148108	   754 	 80,000 	Sole		   80,000
Open Text Corp		COM	683715106	   722 	 40,000 	Sole		   40,000
Autobytel			COM	05275N106	   705 	140,000 	Sole		  140,000
Verity			COM	92343C106	   661 	 70,000 	Sole		   70,000
Indus Intl		 	COM	45578L100	   610 	250,000 	Sole		  250,000
Openwave Systems		COM	683718308	   609 	 50,000 	Sole	  	   50,000
S1 Corporation		COM	78463B101	   589 	 85,000 	Sole		   85,000
Supportsoft Inc		COM	868587106	   580 	109,900 	Sole		  109,900
Transaction Sys Arch	COM	893416107	   578 	 25,000 	Sole		   25,000
WebMD Corporation		COM	94769M105	   575 	 70,000 	Sole		   70,000
iPass, Inc			COM	46261V108	   550 	 90,000 	Sole		   90,000
infoUSA	 		COM	456818301	   525 	 50,000 	Sole		   50,000
NIC Inc			COM	62914B100      477 	100,000 	Sole		  100,000
Doubleclick, Inc		COM	258609304	   476 	 67,600 	Sole		   67,600
Eclipsys Corp		COM	278856109	   464 	 30,000 	Sole		   30,000
On Track Innovations 	COM	M8791A109	   456 	 35,000 	Sole		   35,000
SS&C Technologies		COM	85227Q100	   456 	 20,000 	Sole		   20,000
Aspen Technology		COM	045327103	   426 	 75,000 	Sole		   75,000
Electronic Clearing	COM	285562500	   425 	 50,000 	Sole		   50,000
Hollywood Media Corp	COM	436233100	   400 	 80,000 	Sole		   80,000
Embarcadero Tech		COM	290787100	   395 	 60,000 	Sole		   60,000
Bindview Development 	COM	090327107	   376 	125,100 	Sole		  125,100

UCN, Inc		 	COM	902636109	   374 	141,500 	Sole		  141,500
The TriZetto Group	COM	896882107	   372 	 40,000 	Sole		   40,000
Westell Technologies	COM	957541105	   330 	 60,000 	Sole		   60,000
Informatica Corp		COM	45666Q102	   330 	 40,000 	Sole		   40,000
24/7 Real Media		COM	901314203	   325 	100,000 	Sole		  100,000
Tyler Technologies	COM	902252105	   304 	 40,000 	Sole		   40,000
PC-Tel Inc			COM	69325Q105	   294 	 40,000 	Sole		   40,000
Ultratech Inc	 	COM	904034105	   292 	 20,000 	Sole		   20,000
webMethods Inc		COM	94768C108	   274 	 50,000 	Sole		   50,000
Digital Insight Corp	COM	25385p106	   246 	 15,000 	Sole		   15,000
Gigabeam Corp		COM	37517W107	   231 	 30,000 	Sole		   30,000
iBasis, Inc.		COM	450732102	   224 	100,000 	Sole		  100,000
Intervoice-Brite, Inc 	COM	461142101	   224 	 20,000 	Sole		   20,000

American Science		COM	029429107	   223 	  5,000 	Sole		    5,000
Acacia Research		COM	003881307	   208 	 36,900 	Sole		   36,900
Aptimus, Inc		COM	03833v108	   184 	 10,000 	Sole		   10,000

Covad Communications 	COM	222814204	   182 	152,000 	Sole		  152,000
Digital Theater	 	COM	25389G102	   181 	 10,000 	Sole		   10,000
Lightbridge, Inc   	COM	532226107	   181 	 30,000 	Sole		   30,000
eCOST.com		 	COM	901314203	   170 	 25,000 	Sole		   25,000
PacificNet Inc		COM	69511V207	   163 	 20,000 	Sole		   20,000
Printronix, Inc		COM	742578107	   161 	 10,000 	Sole		   10,000
Glenayre Technologies	COM	377899109	   154 	 86,500 	Sole		   86,500
Spectralink Corp		COM	847580107	   141 	 10,000 	Sole		   10,000
Epicor Software Corp	COM	29426l108	   131 	 10,000 	Sole		   10,000

Cray, Inc		 	COM	225223106	   127 	 50,000 	Sole		   50,000
SeeBeyond Technology 	COM	815704101	   126 	 40,000 	Sole		   40,000
Broadwing Corp	 	COM	11161e101	   103 	 25,000 	Sole		   25,000
Descartes Systems		COM	249906108	    80 	 42,972 	Sole		   42,972
Dynabazaar Inc	 	COM	26779r104	    79 	255,605 	Sole		  255,605
I-Many Inc			COM	44973q103	    32 	 20,700 	Sole		   20,700